Vinson & Elkins L.L.P.

2001 Ross Avenue, Suite 3700

Dallas, Texas 75201

August 3, 2005

BY EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549-0404

Attention: Filing Desk

Re:	Republic Companies Group, Inc. - Amendment #4 Registration Statement on Form S-1
File No. 333-124758

Ladies and Gentlemen:

        On behalf of Republic Companies Group, Inc., a Delaware corporation (the “Company”), we submit to you Amendment No. 4 to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) for filing under the Securities Act of 1933 (the “Securities Act”).

        Pursuant to Rule 461(a) under the Securities Act, the Company and the underwriters requested acceleration of the effective date of the Registration Statement orally to the earliest possible time on Wednesday August 3, 2005. The Company and the underwriters have indicated that they are aware of their obligations under the Securities Act.

        Please direct any questions or comments regarding the Registration Statement to Jeffrey A. Chapman at (214) 220-7797 or to the undersigned at (214) 220-7837.

Sincerely,

/s/    Michael B. Mayes

Michael B. Mayes